ROYALTY AND OTHER PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2022
Royalty And Other Property Interests [Abstract]
ROYALTY AND OTHER PROPERTY INTERESTS [Text Block]

9. ROYALTY AND OTHER PROPERTY INTERESTS

As at and for the year ended December 31, 2022:

	Country	December 31, 2021	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2022
Royalty Interests
Gediktepe	Turkey	$43,746	$-	$(3,770)	$(5,448)	$-	$34,528
Leeville	USA	6,413	-	(1,867)	-	-	4,546
Diablillos	Argentina	7,018	-	-	-	(436)	6,582
Berenguela	Peru	1,949	-	-	-	(121)	1,828
Revelo Portfolio	Chile	1,326	-	-	(25)	(164)	1,137
Tartan Lake	Canada	975	-	-	-	(61)	914
Other*	Various	1,771	484	-	-	(99)	2,156
		63,198	484	(5,637)	(5,473)	(881)	51,691
Other Property Interests
Perry Portfolio	Canada	1,321	(446)	-	(53)	(81)	741
Other*	Various	1,129	(67)	-	-	(69)	993
		2,450	(513)	-	(53)	(150)	1,734
Total		$65,648	$(29)	$(5,637)	$(5,526)	$(1,031)	$53,425

*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.

As at and for the year ended December 31, 2021:

	Country	January 1, 2021	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2021
Royalty Interests
Gediktepe	Turkey	$-	$43,746	$-	$-	$-	$43,746
Leeville	USA	8,831	-	(2,418)	-	-	6,413
Diablillos	Argentina	-	7,224	-	-	(206)	7,018
Berenguela	Peru	-	2,006	-	-	(57)	1,949
Revelo Portfolio	Chile	1,322	-	-	-	4	1,326
Tartan Lake	Canada	-	1,003	-	-	(28)	975
Other*	Various	1,031	753	-	-	(13)	1,771
		11,184	54,732	(2,418)	-	(300)	63,198
Other Property Interests
Perry Portfolio	Canada	1,900	(462)	-	(124)	7	1,321
Other*	Various	1,433	(205)	-	(104)	5	1,129
		3,333	(667)	-	(228)	12	2,450
Total		$14,517	$54,065	$(2,418)	$(228)	$(288)	$65,648

*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.

ROYALTY INTERESTS

SSR Mining Royalty Portfolio

On October 21, 2021, the Company completed the acquisition of a portfolio of royalty interests and deferred payments from SSR Mining Inc. and certain of its subsidiaries ("SSR Mining"). The royalty portfolio includes $18,000 in future cash payments (of which $2,250 was received during the year ended December 31, 2021). Total consideration paid was $33,000 in cash and 12,323,048 common shares of the Company valued at $33,901 to SSR Mining. The Company also paid $408 in acquisition costs, $7,848 in VAT, and $383 in stamp duties. Additionally, EMX will be required to make contingent payments to SSR Mining of up to $34,000 for the Yenipazar property to be paid in a combination of cash and common shares of EMX upon certain development and production milestones being achieved.

As part of the portfolio, the Company acquired two royalties at Gediktepe in Turkey, which cover assets currently being operated by Lidya Madencilik Sanayi ve Ticaret A.Ş., a private Turkish company. These include a perpetual 10% NSR royalty over metals produced from the oxide zone after cumulative production of 10,000 gold-equivalent oxide ounces; and (ii) a perpetual 2% NSR royalty over metals produced from the sulfide zone, payable after cumulative production of 25,000 gold-equivalent sulfide ounces. Upon achievement of the production of 10,000 gold-equivalent oxide ounces, a $4,000 milestone payment was earned and became payable to the Company on the first anniversary of the milestone being reached. This amount has been accrued and included in revenue and other income for the year ended December 31, 2022. During the year ended December 31, 2022 the Company also recognized $3,709 (2021 - $Nil) in royalty revenues relating to the production beyond that of the initial 10,000 gold equivalent oxide ounces milestone.

The portfolio also includes a Net Profits Interest ("NPI") royalty at Yenipazar that is set at 6% until $165,000 in revenues are received, after which the NPI converts to a 10% interest.

In Argentina, the Company acquired a 1% NSR royalty with respect to production pursuant to a definitive share purchase agreement for the Diablillos property originally executed by SSR Mining with AbraSilver Resource Corp. The agreement with AbraSilver includes the right to a deferred payment of $7,000 upon the earlier of commencement of commercial production or July 31, 2025. This payment is binding under the agreement with AbraSilver and has been discounted at a rate of 12% and included in trade receivables and other assets on acquisition. As at December 31, 2022, the carrying value was $5,253 (December 31, 2021 - $4,700) (Note 5).

In Peru, the Company acquired the right to deferred payments totaling $11,000 ($2,250 received) pursuant to a definitive acquisition agreement for the Berenguela property originally executed by SSR Mining with Aftermath Silver Ltd. The $11,000 includes a series of staged payments over the next five years to acquire a 100% interest in the Berenguela project. Upon earn-in and the declaration of commercial production at Berenguela, a sliding-scale royalty will be payable to EMX based upon a 1% NSR royalty on all mineral production when the silver price is up to and including $25 per ounce, or a 1.25% NSR royalty on all mineral production when the silver price is over $25 per ounce and when the copper price is over $2 per pound. The deferred payments are binding under the agreement with Aftermath and have been discounted at a rate of 12% and included in trade receivables and other assets on acquisition. During the year ended December 31, 2022, the Company entered into an agreement to amend the terms of the deferred payments with Aftermath. Under the terms of the amendment, the Company agreed to extend the due date for the receipt of $2,500 by one year, until November 21, 2023 in exchange for consideration of $400. In connection with the amendment, the Company recognized a gain on the modification of the receivable of $255. As at December 31, 2022, the carrying value of the future payments owed from Aftermath was $6,963 (December 31, 2021 - $6,412) (Note 5).

The remaining royalty interests acquired in the SSR Mining portfolio includes assets in South America, Mexico, the United States (Nevada), and Canada.

In connection with the closing of the acquisition, the Company entered into a Vendor-take-back note ("VTB Note") with SSR Mining pursuant to which the Company borrowed $7,848 (Note 13) to finance the payment of VAT in Turkey which was payable on the Turkish assets acquired. During the year ended December 31, 2022, the Company repaid the VTB Note in full.

Leeville Royalty

The Company holds a 1% gross smelter return ("GSR") royalty on portions of West Leeville, Carlin East, Four Corners, Turf and other underground gold mining operations and deposits in the Northern Carlin Trend of Nevada. The Leeville royalty property is included in the Nevada Gold Mines LLC and Barrick-Newmont Nevada joint venture.

During the year ended December 31, 2022, $2,348 (2021 - $2,739) in royalty revenue from the Leeville Mine was included in revenue and other income. Royalty income from the Leeville Mine incurred a 5% direct gold tax of $116 (2021 - $137). Further, applied against the Leeville royalty was depletion of $1,867 (2021 - $2,418).

During the year ended December 31, 2022, through its wholly-owned subsidiary, Bullion, the Company reached a settlement with Barrick Gold Corporation ("Barrick") and Barrick affiliates and subsidiaries ("Barrick Entities") with respect to Bullion's claim of non-payment of royalties by the Barrick Entities to Bullion on production from properties in the Carlin trend, Nevada. Pursuant to the settlement, Barrick paid Bullion $25,000. Of the $25,000 settlement, $6,175 was paid as a fee to Bullion's lawyers resulting in net proceeds received of $18,825.

Revelo Portfolio Interests

The Company holds various NSR Royalty interests in Chile acquired for $1,162 from Revelo Resources Corp., a subsidiary of Austral Gold Corp. During the year the ended December 31, 2022, the Company elected to abandon certain properties within the Revelo Portfolio and recorded impairment charges of $25 (2021 - $Nil).

Kaukua Royalty Interest

The Company holds a 2% NSR royalty on various exploration licenses (the "Kaukua Royalty") in Finland acquired from Akkerman Exploration B.V., a private Netherlands Company ("Akkerman"). The Kaukua Royalty was acquired from Akkerman by the Company for C$125 and the issuance of 52,000 EMX shares issued and valued at $101. The Company's NSR royalty applies to all future mineral production from the Kaukua Royalty licenses. Palladium One Mining Inc. can purchase 1% of the NSR royalty prior to the delivery of a "bankable feasibility study" for €1,000. The remaining 1% of the NSR royalty is uncapped and cannot be repurchased.

Balya Royalty Interest

The Company holds a 4% NSR royalty on the Balya property that is uncapped and is not subject to a buy back agreement previously acquired from the transfer of the Balya royalty property in Turkey from Dedeman Madencilik San. Ve Tic. A. Ş. To Esan Eczacibaşi Endüstriyel Hammaddeler San. Ve Tic. A.Ş. ("Esan") a private Turkish company. During the year ended December 31, 2022, the Company recognized $276 (2021 - $Nil) as royalty revenue from the Balya property.

Pediment Gold Portfolio Interests

On September 2, 2022 the Company acquired from Pediment Gold LLC, a subsidiary of Nevada Exploration Inc. ("NGE") a portfolio of royalties for $500. The portfolio consists of a 2% NSR royalty on NGE's Nevada exploration portfolio as well as certain other interests. In addition, if NGE options, farms out, or sells a project, beginning on the first anniversary of the third-party agreement, EMX will receive Advance Annual Royalties ("AAR's") of $20 that escalate $10 per year and are capped at $50. NGE has the right to buy back half of EMX's 2% NSR by purchasing a 0.5% NSR interest for $1,000 anytime prior to the 7th anniversary of the Agreement and then, if the first NSR interest is purchased, purchasing the second 0.5% NSR interest any time prior to production for $1,500.

OTHER PROPERTY INTERESTS

The Company has a number of exploration stage royalties and royalty generation properties being advanced by the Company and within partnered agreements. Many of these projects include staged or conditional payments owed to the Company. During the year ended December 31, 2022, the Company received or accrued staged cash payments totaling $7,411 (2021 - $420) and total equity payments valued at $947 (2021 - $2,468) in connection with property agreements from various partners which has been included in option and other property income within revenue and other income.

Certain transactions of note for the year ended December 31, 2022 included the following:

Sweden and Norway

Agnico's Oijärvi Gold Project

In June 2021, the Company closed an asset purchase agreement with Gold Line Resources ("GLR") and Agnico Eagle Mines Limited. ("Agnico"), by which GLR can acquire a 100% interest in Agnico's Oijärvi Gold Project located in central Finland and the Solvik Gold Project located in southern Sweden for an aggregate purchase price of $10,000 comprised of staged payments totaling $7,000 in cash, $1,500 in shares of GLR and $1,500 in shares of EMX over three years. Agnico will retain a 2% NSR royalty on the projects, 1% (half) of which may be purchased at any time by EMX for $1,000. EMX will receive additional share and cash payments from GLR as reimbursement for the $1,500 of EMX shares issued to Agnico over the course of the agreement. Pursuant to the agreement, payments to Agnico are as follows:

	Gold Line Cash Payments	EMX Shares	Gold Line Shares
Upon signing of the agreement (paid and issued)	$750	$375	$375
First anniversary of the purchase agreement (paid and issued)	1,500	500	500
Second anniversary of the purchase agreement	1,750	625	625
Third anniversary of the purchase agreement	3,000	-	-
Total	$7,000	$1,500	$1,500

Pursuant to the agreement, payments to be received by EMX from GLR are as follows:

	Cash Payments	Gold Line Shares

Upon signing of the agreement (received)	$-	$375
First anniversary of the purchase agreement (received)	250	250
Second anniversary of the purchase agreement	313	313
Total	$563	$938

During the year ended December 31, 2022, pursuant to the first anniversary of the agreement, the Company issued 211,795 common shares to Agnico and received the cash payment of $250 and 2,840,806 common shares of GLR.

Oijärvi Extension

On December 31, 2021, and closed in January 2022, the Company and GLR closed an amended agreement to transfer the Company's exploration reservation in Finland's Oijärvi greenstone belt (the "Oijärvi Extension") to GLR. In essence, the Oijärvi Extension will be added as an additional property under the terms of the 2019 agreement with GLR. Pursuant to the agreement, on closing, the Company transferred to GLR its interests in the Oijärvi Extension property and GLR issued to EMX 1,125,000 common shares of GLR valued at $121.

In return, the Company will receive an uncapped 3% NSR royalty on the project. Within six years of the closing date GLR has the right to buy up to 1% of the royalty owed to EMX by paying the Company 2,500 ounces of gold, or its cash equivalent. The Company will also receive AAR payments of 30 ounces of gold, commencing on the second anniversary of the closing, with each AAR payment increasing by five ounces of gold per year up to a maximum of 75 ounces of gold per year. These AAR payments may be made in gold bullion, its cash equivalent, or its value equivalent in shares of GLR, subject to certain conditions.

Svärdsjö Project

In July 2021, the Company executed an agreement for the sale of its Svärdsjö polymetallic project in Sweden to District Metals Corp. ("District" or "DMX"). In accordance with the agreement, District acquired a 100% interest in the project by making a cash payment of C$35 (received) and issuing to EMX 1,659,084 common shares (received and valued at $291) of DMX that increases EMX's equity ownership in DMX to 9.9% (on a non-diluted basis). In addition to the equity payment received, the agreement provides the Company a 2.5% NSR royalty interest in the project, future AAR payments, and other consideration. EMX will receive a 2.5% NSR royalty interest in the project. On or before the sixth anniversary after closing, DMX has the option to purchase 0.5% of the NSR on the project by paying EMX C$2,000.

Mo-i-Rana

In February 2022, the Company entered into an agreement to sell its Mo-i-Rana project in Norway to Mahvie Minerals AB ("Mahvie"), a Swedish company. To acquire the project Mahvie acquired a 100% interest in the EMX subsidiary company that controls the project, subject to the following terms:

  Upon closing, EMX received 75 Norwegian Krone in cash and 9.9% of the issued and outstanding shares of Mahvie Minerals AB;
  EMX will receive a 2.5% NSR royalty interest in the project. On the sixth anniversary after closing, Mahvie has the option to purchase 0.5% of the NSR on the project by paying EMX $1,500;
  EMX will receive AAR payments of $25 for the project commencing on the third anniversary of the closing, with the AAR payment increasing by $5 per year until reaching $100 per year;
  A financial instrument was put in place allowing EMX to maintain its 9.9% interest in Mahvie until a total of 25,000 Swedish Kronor has been raised by Mahvie;
  A payment of $500, payable in cash or shares of Mahvie, will be made to EMX upon the completion of a Prefeasibility or Feasibility study; and
  To maintain its interest in the Project, Mahvie will also: (i) spend a minimum of $200 on the project by the first anniversary of the agreement and (ii) spend aggregate of $1,000 by the third anniversary of the agreement or complete a minimum of 2,000 meters of drilling on the project.

USA

Red Top, Ripsey West, and Miller Mountain Projects

In March 2021, the Company through its wholly-owned subsidiary BCE, executed an exploration and option agreement for the Red Top, Ripsey West, and Miller Mountain projects in North America with Zaya Resources, Ltd. ("Zaya"), a wholly-owned subsidiary of Zacapa Resources Ltd. ("Zacapa").

Pursuant to the agreement, Zaya can acquire a 100% interest in each of the projects by completing the following conditions:

  Issuance of 9.9% of the outstanding shares of Zacapa (2,960,000 shares received at a value of $296) to the Company and reimbursement of the Company's acquisition and holding costs upon signing (received $126);
  Zacapa raising a minimum of $3,000 of exploration capital and completing a successful IPO before the third anniversary of the agreement. EMX will maintain a non-dilution right through $3,000 of capital raises whereby Zacapa will issue additional shares to EMX to maintain its 9.9% equity position at no cost to EMX (440,000 common shares valued at $176 received during the year ended December 31, 2021); and
  Zacapa making AAR payments for each project to EMX beginning with $20 on the latter of the issuance of drill permits, or the second anniversary of the agreement, and increasing $10 each year to a cap of $75 per year.

Upon Zaya's exercise of the option EMX will be granted a royalty of 2.5% of the production returns for the Red Top and Ripsey West projects and a royalty of 3.5% of the production returns at the Miller Mountain project; and EMX will continue to receive AAR payments with respect to each project.

In May 2021, Zacapa terminated the Ripsey West agreement.

Valve House, Timber Butte, Lehman Butte, and Speed Goat Projects

In November 2021, the Company through its wholly-owned subsidiary BCE, entered into four separate agreements for the Valve House, Timber Butte, and Lehman projects in Idaho, USA, and the Speed Goat project in Nevada, USA, with Hochschild Mining PLC ("Hochschild"). Each agreement is substantially the same allowing Hochschild to earn a 100% interest in an individual project by reimbursing EMX the previous year's holdings costs and making option payments totaling $600 and completing $1,500 in exploration expenditures before the fifth anniversary of a given agreement. Upon exercise of the option for any one agreement, EMX will retain a 4% NSR royalty on a Project with Hochschild having the option to buyback up to a total of 1.5% of the royalty. Upon execution of the agreements, the Company received cash payments totaling $80. During the year ended December 31, 2022, Hochschild gave notice of termination on the Valve House, Timber Butte, and Lehman projects, and negotiations are continuing on restructuring of terms of the remaining Speed Goat project.

Robber Gulch

In January 2022, the Company through its wholly-owned subsidiary Bronco Creek Exploration ("BCE"), executed an exploration and option agreement for the Robber Gulch project (formerly under agreement with Gold Lion Resources Inc.) with Ridgeline Exploration Corporation, a wholly-owned subsidiary of Ridgeline Minerals Corporation ("Ridgeline").

Pursuant to the agreement, Ridgeline can acquire a 100% interest in the project by making execution and staged option payments totaling $750 over a five-year option (execution payment of $50 received), delivering 150,000 common shares of Ridgeline to the Company by the second anniversary of the agreement, and completing $650 in exploration expenditures before the fifth anniversary of the agreement.

Upon Ridgeline's exercise of the option EMX will be granted a 3.25% NSR royalty of the production returns for the property. Ridgeline has a buyback option of up to one percent (1%) of the royalty by first completing an initial half-percent (0.5%) royalty buyback for a payment of $1,500 to EMX before the third anniversary of the option exercise. If Ridgeline completes the first buyback, then the remaining half-percent (0.5%) of the royalty buyback can be purchased anytime thereafter for a payment of $2,000. EMX will continue to receive AAR payments of $50 which increase to $75 upon the completion of a Preliminary Economic Assessment.

Regional Strategic Alliance ("RSA") with South32

In November 2018, the Company, through its wholly-owned subsidiary BCE, entered into an agreement with South32 Limited ("South32"), a wholly-owned subsidiary of South32 Limited. Pursuant to the agreement, which has an initial term of two years, South32 will fund EMX $800 per year to generate new prospects to be considered for acquisition as well as to fund the labour portion of work programs on early-stage projects, Alliance Exploration Projects ("AEP"). In addition, the Company can request of South32 up to $200 per year for new acquisition funding. During the year ended December 31, 2022, the Company received $396 in reimbursed land payments related to AEP's.

As projects advance, the Company will propose certain projects be selected as Designated Projects ("DP"). DP's will advance under separate option agreements whereby South32 can earn a 100% interest in the project by making option payments totaling $525 and completing $5,000 in exploration expenditures over a five year period. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

Pursuant to the RSA, as at December 31, 2022, South32 has advanced the Jasper Canyon, Copper Springs, Malone, and Trigger properties to Designated Project ("DP") status and the Company received a total of $25 (2021 - $75) in execution payments, as well as $219 (2021 - $70) for reimbursement of land payments related to the DP's.

Mainspring, Arizona

During the year ended December 31, 2021, the Company terminated an option agreement with Mainspring Casa Grande, LLC which was entered into in August 2019 and recorded an impairment charge of $104.

Parks Salyer

In February 2022, the Company through its wholly-owned subsidiary BCE, executed an Assignment and Assumption agreement as well as a Royalty Agreement for the transfer of EMX's Arizona State Exploration Permit to Cactus 110 LLC, a wholly-owned subsidiary of Arizona Sonoran Copper Company, Inc ("ASCU"). Pursuant to the agreement, ASCU will assume all rights under EMX's Arizona State Exploration Permit by making payment of $5 upon execution (received) and $195 (received) upon transfer and registration ("Registration Date") of the Permit to Cactus 110 LLC.

Pursuant to the agreement, the Company was granted a 1.5% NSR royalty interest on the property. ASCU has a buyback option of one percent (1%) of the royalty for a payment of $500 to EMX. EMX will receive AAR payments of $50, ceasing upon commencement of commercial production and can be bought out at any time for a payment of $1,000. ASCU will make milestone payments of totaling $3,000 upon certain milestones being met. In the two years following the Registration Date, ASCU will make yearly exploration expenditures totaling $2,000 prior to the first anniversary and a cumulative total of $4,000 prior to the second anniversary.

In September 2022, ASCU announced the occurrence of certain milestones being met and $3,000 was received and included in revenue and other income for the year ended December 31, 2022.

Richmond Mountain

In May 2022, the Company through its wholly-owed subsidiary BCE, executed an exploration and option agreement for the Richmond Mountain project with Stallion Gold Corp. ("Stallion"). Pursuant to the agreement, Stallion can acquire a 100% interest in the project by making execution and staged option payments totaling $500 over a five-year option (execution payment of $25 received) and completing $1,500 in exploration expenditures before the fifth anniversary of the agreement.

Upon Stallion's exercise of the option EMX will retain a 4% NSR royalty interest on the project. Stallion has a buyback option of up to one and one-half percent (1.5%) of the royalty by first completing an initial half-percent (0.5%) royalty buyback for a payment of $750 to EMX before the third anniversary of the option exercise. If Stallion completes the first buyback, Stallion may purchase an additional half-percent (0.5%) for $1,000 and a third half-percent (0.5%) increment for $1,200 at any time prior to commercial production. EMX will receive AAR payments of $100 beginning on the first anniversary of the option exercise, as well as other staged payments pursuant to certain other milestones being met.

Australia

Queensland Gold Project

In September 2020, and amended September 3, 2021, the Company executed an option agreement for the Queensland Gold project in northeastern Australia with Many Peaks Gold Pty. Ltd. ("MPL"). Pursuant to the agreement, MPL can earn an 80% interest in the project by making a payment of AUD$65 (received) on signing and incurring minimum expenditures AUD$300 on the project within 18 months from the effective date (completed). To exercise the option MPL is required to make a payment equal to AUD$235 in cash or shares. Upon MPL's exercise of the option, EMX will retain a 2.5% NSR royalty interest. Upon exercise of the option, MPL will be granted a second option by EMX to acquire the remaining 20% interest in the project by incurring a total of AUD$2,500 within 24 months of the start date of the first option period or issue to EMX the value of any shortfall in MPL shares. To exercise the second option MPL is required to make a payment equal to AUD$500 in cash or shares. During the year ended December 31, 2022, 1,175,000 common shares of MPL were issued to EMX as payment of the AUD$235 first option fee upon the successful listing of MPL on the Australian Stock Exchange.

Impairment of Non-Current Assets

The Company's accounting policy for impairment of non-current assets is to use the higher of the estimates of fair value less cost of disposal of these assets or value in use. The Company uses valuation techniques that require significant judgments and assumptions, including those with respect to future production levels, future metal prices and discount rates.

Non-current assets are tested for impairment when events or changes in circumstances suggest that the carrying amount may not be recoverable. The Company continuously reviews operator reserve and resource estimates, expected long term commodity prices to be realized, foreign exchange, interest rates and other relevant information received from the operators that indicate production from royalty interests may be significantly reduced in the future.

During the year ended December 31, 2022, the Company re-evaluated the carrying value of the Gediktepe royalty after review of oxide production to date and the potential for delays relating to sulfide production, combined with revisions to metals pricing and Turkish royalty rates. As a result of this review, the Company recorded an impairment charge of $5,448 (2021 - $Nil), which was determined using a discounted cash flow model estimating the fair value less costs of disposal over a 15 year mine life using long term gold and copper prices of $1,641/oz and $3.61/lb discounted at rates of 5% and 8% respectively. In isolation, a 10% change in the long-term prices of gold and copper could result in a difference in the recoverable amount of $1,027, while a 10% increase in the respective discount rates would result in a reduction of the recoverable amount of $1,125.

Project and Royalty Generation Costs

During the year ended December 31, 2022, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA	Eastern Europe	Australia	Canada	South America and other	General Royalty geneation costs	Total
Administration costs	$49	$228	$94	$5	$11	$95	$32	$514
Drilling, technical, and support costs	1,554	4,570	142	295	21	19	64	6,665
Personnel	686	2,554	552	155	183	183	1,014	5,327
Property costs	569	2,064	1	28	45	178	-	2,885
Professional costs	33	56	101	28	-	197	403	818
Share-based payments	229	351	47	22	7	54	227	937
Travel	158	28	51	24	22	18	65	366
Total Expenditures	3,278	9,851	988	557	289	744	1,805	17,512
Recoveries from partners	(1,782)	(6,787)	-	(8)	-	-	-	(8,577)
Net Expenditures	$1,496	$3,064	$988	$549	$289	$744	$1,805	$8,935

During the year ended December 31, 2021, the Company incurred the following project and royalty generation costs, which were expensed as incurred:

	Fennoscandia	USA	Eastern Europe	Australia	Canada	South America and other	General Royalty generation costs	Total
Administration costs	$285	$211	$63	$1	$2	$1	$118	$680
Drilling, technical, and support costs	1,314	1,892	26	48	-	30	66	3,375
Personnel	1,135	1,579	179	115	81	15	1,733	4,837
Professional costs	292	9	67	124	-	164	477	1,133
Property costs	792	2,135	-	-	57	-	-	2,984
Share-based payments	393	611	47	12	-	23	140	1,226
Travel	97	12	16	-	1	11	112	249
Total Expenditures	4,309	6,448	398	300	140	243	2,645	14,483
Recoveries from partners	(3,142)	(3,767)	-	-	-	-	-	(6,909)
Net Expenditures	$1,166	$2,681	$398	$300	$140	$243	$2,645	$7,574